UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-03313)

First American Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Brent G. Smith

800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 08/31

Date of reporting period: 05/31/17

Item 1. Schedule of Investments.

Schedule of Investments May 31, 2017 (unaudited), all dollars rounded to thousands (000 omitted)

Government Obligations Fund
DESCRIPTION	PAR	VALUE >
U.S. Government Agency Debt - 34.9%
Federal Farm Credit Bank
1.060%, 06/22/2017 Δ	$50,000	$50,000
1.074%, 06/29/2017 Δ	20,000	20,000
0.985%, 08/01/2017 Δ	20,000	19,996
1.120%, 08/01/2017 Δ	25,000	25,000
0.613%, 08/02/2017 	50,000	49,947
0.664%, 08/07/2017 	50,000	49,939
1.124%, 08/24/2017 Δ	110,000	109,997
1.069%, 08/28/2017 Δ	25,000	24,995
0.650%, 09/08/2017	25,135	25,121
1.114%, 09/14/2017 Δ	75,000	74,998
1.125%, 09/22/2017	47,774	47,830
1.024%, 09/25/2017 Δ	22,000	21,992
1.114%, 09/28/2017 Δ	50,000	49,998
0.684%, 10/05/2017 	25,000	24,941
1.123%, 10/06/2017 Δ	80,000	79,999
0.836%, 10/11/2017 	25,000	24,924
0.815%, 10/18/2017 	25,000	24,922
1.104%, 10/25/2017 Δ	125,000	124,995
0.775%, 10/27/2017 	100,000	99,683
0.775%, 10/30/2017 	25,000	24,919
0.816%, 11/03/2017 	80,000	79,721
1.109%, 11/13/2017 Δ	158,000	157,998
1.040%, 11/22/2017 Δ	85,000	84,984
1.125%, 12/18/2017	58,357	58,375
1.062%, 01/16/2018 Δ	50,000	49,994
1.134%, 01/29/2018 Δ	50,000	49,998
1.040%, 03/22/2018 Δ	24,050	24,061
0.990%, 04/20/2018 Δ	50,000	49,998
0.985%, 06/01/2018 Δ	200,000	199,990
1.048%, 06/08/2018 Δ	25,000	25,011
0.959%, 08/13/2018 Δ	100,000	99,988
0.955%, 12/20/2018 Δ	75,000	74,997
0.967%, 01/23/2019 Δ	160,000	159,987
0.960%, 04/12/2019 Δ	100,000	100,000
0.940%, 04/25/2019 Δ	75,000	75,000
0.930%, 05/08/2019 Δ	100,000	100,000
0.944%, 05/24/2019 Δ	100,000	99,990
0.010%, 06/06/2019 Δ «	50,000	49,990
Federal Home Loan Bank
0.771%, 06/01/2017 	100,000	100,000
0.771%, 06/05/2017 	25,900	25,898
5.250%, 06/05/2017	20,000	20,010
0.776%, 06/07/2017 	145,000	144,981

0.776%, 06/08/2017 	35,200	35,195
0.773%, 06/09/2017 	140,875	140,851
1.000%, 06/09/2017	20,700	20,702
0.791%, 06/12/2017 	100,000	99,976
0.791%, 06/14/2017 	500,000	499,857
0.781%, 06/16/2017 	359,000	358,883
0.776%, 06/19/2017 	200,000	199,922
0.791%, 06/20/2017 	30,000	29,987
0.783%, 06/21/2017 	143,548	143,486
0.777%, 06/23/2017 	400,900	400,710
0.690%, 07/26/2017	50,000	50,000
0.805%, 07/26/2017 	229,199	228,918
1.130%, 07/27/2017 Δ	25,000	25,000
1.035%, 08/03/2017 Δ	100,000	100,000
0.632%, 08/04/2017 	50,000	49,944
0.989%, 08/18/2017 Δ	80,000	79,992
0.920%, 08/25/2017	10,000	10,005
1.169%, 08/25/2017 Δ	50,000	50,000
0.750%, 08/28/2017	68,715	68,714
1.035%, 09/01/2017 Δ	25,000	25,000
1.032%, 09/05/2017 Δ	50,000	50,000
1.043%, 09/06/2017 Δ	50,000	50,000
1.082%, 09/07/2017 Δ	25,000	25,000
0.750%, 09/08/2017	26,960	26,955
2.250%, 09/08/2017	25,000	25,095
1.100%, 09/11/2017 Δ	25,000	25,000
0.845%, 09/15/2017 	50,000	49,876
0.845%, 09/20/2017 	20,000	19,948
1.003%, 09/21/2017 	25,000	24,922
1.132%, 09/29/2017 Δ	35,000	35,000
1.130%, 10/04/2017 Δ	115,000	115,002
1.080%, 10/10/2017 Δ	20,000	20,000
1.123%, 10/11/2017 Δ	25,000	25,000
0.866%, 10/13/2017 	50,000	49,840
1.064%, 10/13/2017 Δ	70,000	70,000
0.754%, 10/18/2017 	50,000	49,855
1.079%, 10/18/2017 Δ	50,000	50,000
1.085%, 10/20/2017 Δ	30,000	30,000
1.090%, 10/20/2017 Δ	50,000	50,000
1.031%, 10/25/2017 Δ	50,000	50,000
1.099%, 10/25/2017 Δ	50,000	50,000
0.625%, 10/26/2017	109,625	109,562
1.090%, 10/27/2017 Δ	75,000	74,998
1.119%, 10/27/2017 Δ	50,000	50,000
0.754%, 11/02/2017 	50,000	49,840
1.070%, 11/02/2017 Δ	50,000	50,000
1.070%, 11/03/2017 Δ	23,000	23,000
1.044%, 11/08/2017 	160,000	159,261
1.091%, 11/10/2017 Δ	100,000	100,000

1.054%, 11/28/2017 Δ	50,000	49,999
1.007%, 12/05/2017 	100,000	99,481
1.007%, 12/07/2017 	75,000	74,606
1.037%, 12/07/2017 Δ	50,000	50,000
1.068%, 12/07/2017 Δ	50,000	49,999
1.125%, 12/08/2017	6,000	6,008
2.125%, 12/08/2017	26,525	26,699
1.000%, 12/12/2017	67,800	67,855
1.050%, 12/12/2017 Δ	75,000	75,000
1.055%, 12/13/2017 Δ	50,000	50,000
1.076%, 12/15/2017 Δ	25,000	25,000
1.094%, 12/18/2017 Δ	40,000	40,000
1.116%, 12/22/2017 Δ	87,500	87,501
1.118%, 01/02/2018 Δ	15,000	15,000
1.120%, 01/04/2018 Δ	35,000	35,000
1.120%, 01/08/2018 Δ	50,000	50,000
1.111%, 01/19/2018 Δ	50,000	50,000
1.092%, 02/05/2018 Δ	100,000	100,003
1.040%, 02/09/2018 Δ	25,000	25,001
1.032%, 02/15/2018 Δ	100,000	100,000
1.032%, 02/15/2018 Δ	150,000	150,000
1.025%, 02/16/2018 Δ	75,000	75,000
1.067%, 02/16/2018 Δ	50,000	49,998
1.022%, 02/22/2018 Δ	50,000	50,000
1.036%, 02/23/2018 Δ	25,000	25,000
1.079%, 02/28/2018 Δ	50,000	49,999
1.040%, 03/01/2018 Δ	50,000	49,999
0.932%, 03/07/2018 Δ	50,000	49,998
0.961%, 03/15/2018 Δ	50,000	50,000
0.932%, 03/19/2018 Δ	50,000	49,999
0.972%, 03/19/2018 Δ	50,000	50,000
1.037%, 03/23/2018 Δ	96,000	96,001
0.973%, 03/26/2018 Δ	35,000	35,003
1.044%, 03/28/2018 Δ	100,000	100,000
1.003%, 04/06/2018 Δ	50,000	50,000
0.979%, 04/12/2018 Δ	90,000	90,002
1.006%, 06/11/2018 Δ	50,000	50,000
0.939%, 07/12/2018 Δ	50,000	50,000
0.864%, 10/10/2018 Δ	150,000	150,000
0.864%, 10/10/2018 Δ	87,700	87,700
0.866%, 10/17/2018 Δ	75,000	75,000
0.869%, 10/19/2018 Δ	75,000	75,000
0.903%, 10/26/2018 Δ	75,000	74,989
0.948%, 02/06/2019 Δ	100,000	100,002
0.952%, 02/13/2019 Δ	35,000	34,986
0.970%, 02/22/2019 Δ	194,500	194,687
1.004%, 02/27/2019 Δ	75,000	75,000
0.858%, 03/01/2019 Δ	100,000	100,000
0.950%, 03/01/2019 Δ	125,000	125,000

0.865%, 03/06/2019 Δ	25,000	25,000
0.948%, 03/08/2019 Δ	30,000	29,997
0.994%, 05/08/2019 Δ	50,000	50,000
Federal Home Loan Mortgage Corporation
0.562%, 06/01/2017 	50,000	50,000
1.000%, 06/13/2017	20,000	20,003
0.750%, 07/14/2017	87,650	87,660
1.140%, 07/21/2017 Δ	50,000	49,999
1.000%, 07/28/2017	100,000	100,049
5.500%, 08/23/2017	98,969	100,045
1.000%, 09/29/2017	21,012	21,031
1.020%, 11/02/2017 	50,000	49,783
0.785%, 11/20/2017 	100,000	99,627
1.000%, 12/15/2017	213,065	213,149
1.060%, 06/22/2018	75,000	74,854
0.906%, 07/25/2018 Δ	50,000	50,000
0.905%, 08/10/2018 Δ	100,000	100,000
Federal National Mortgage Association
1.002%, 08/16/2017 Δ	100,000	99,994
0.875%, 08/28/2017	87,751	87,787
1.003%, 09/08/2017 Δ	25,000	24,992
1.000%, 09/27/2017	56,500	56,550
1.002%, 10/05/2017 Δ	35,000	34,996
0.875%, 10/26/2017	8,695	8,696
0.875%, 12/20/2017	55,000	54,980
Total U.S. Government Agency Debt (Cost $11,710,170)		11,710,170

U.S. Treasury Debt - 8.5%
U.S. Treasury Notes
0.625%, 06/30/2017	50,000	50,001
0.750%, 06/30/2017	225,000	225,027
0.875%, 07/15/2017	250,000	250,070
0.500%, 07/31/2017	100,000	99,976
1.875%, 08/31/2017	150,000	150,437
0.875%, 10/15/2017	100,000	100,072
0.750%, 10/31/2017	975,000	975,083
1.875%, 10/31/2017	150,000	150,724
0.875%, 11/15/2017	393,000	392,997
0.625%, 11/30/2017	75,000	74,940
0.875%, 11/30/2017	200,000	200,036
0.750%, 12/31/2017	25,000	24,988
1.000%, 12/31/2017	150,000	150,147
2.750%, 12/31/2017	25,000	25,274
Total U.S. Treasury Debt (Cost $2,869,772)		2,869,772

Investment Companies Ω - 1.9%	SHARES
Dreyfus Government Cash Management Fund, Institutional Shares, 0.718%	250,000,000	250,000
DWS Government Money Market Series Fund, Institutional Shares, 0.696%	100,000,000	100,000
Goldman Sachs Financial Square Funds, Institutional Shares, 0.670%	125,000,000	125,000
Wells Fargo Government Money Market Fund, Institutional Shares, 0.650%	150,000,000	150,000
Total Investment Companies (Cost $625,000)		625,000

U.S. Government Agency Repurchase Agreements - 10.9%
BNP Paribas SA
0.810%, dated 05/31/2017, matures 06/01/2017, repurchase price $200,005 (collateralized by various government agency obligations: Total market value $204,000)	$200,000	200,000
Goldman Sachs & Company
0.800%, dated 05/31/2017, matures 06/01/2017, repurchase price $2,000,044 (collateralized by various government agency obligations: Total market value $2,040,000)	2,000,000	2,000,000
HSBC Securities (USA) Inc.
0.780%, dated 05/31/2017, matures 06/01/2017, repurchase price $700,015 (collateralized by various government agency obligations: Total market value $714,001)	700,000	700,000
Merrill Lynch, Pierce, Fenner & Smith Incorporated
0.800%, dated 05/31/2017, matures 06/01/2017, repurchase price $150,003 (collateralized by various government agency obligations: Total market value $153,000)	150,000	150,000
RBC Capital Markets, LLC
0.790%, dated 05/31/2017, matures 06/01/2017, repurchase price $100,002 (collateralized by various government agency obligations: Total market value $102,000)	100,000	100,000
Societe Generale
0.810%, dated 05/31/2017, matures 06/07/2017, repurchase price $500,079 (collateralized by various government agency obligations: Total market value $510,000)	500,000	500,000
Total U.S. Government Agency Repurchase Agreements (Cost $3,650,000)		3,650,000

U.S. Treasury Repurchase Agreements - 44.0%
Bank of Montreal

0.760%, dated 05/25/2017, matures 06/01/2017, repurchase price $350,052 (collateralized by U.S. Treasury obligations: Total market value $357,000)	350,000	350,000
0.790%, dated 05/31/2017, matures 06/01/2017, repurchase price $100,002 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
Bank of Nova Scotia
0.800%, dated 05/31/2017, matures 06/01/2017, repurchase price $1,167,143 (collateralized by U.S. Treasury obligations: Total market value $1,190,493)	1,167,117	1,167,117
BNP Paribas SA

0.800%, dated 05/31/2017, matures 06/01/2017, repurchase price $1,475,033 (collateralized by U.S. Treasury obligations: Total market value $1,504,500)	1,475,000	1,475,000
Credit Agricole Corporate & Investment Bank
0.790%, dated 05/31/2017, matures 06/01/2017, repurchase price $1,945,238 (collateralized by U.S. Treasury obligations: Total market value $1,984,155)	1,945,196	1,945,196
0.780%, dated 05/30/2017, matures 06/06/2017, repurchase price $350,053 (collateralized by U.S. Treasury obligations: Total market value $357,000)	350,000	350,000
Federal Reserve Bank of New York
0.750%, dated 05/31/2017, matures 06/01/2017, repurchase price $4,100,085 (collateralized by U.S. Treasury obligations: Total market value $4,100,085)	4,100,000	4,100,000
Goldman Sachs & Company
0.770%, dated 05/15/2017, matures 06/15/2017, repurchase price $750,497 (collateralized by U.S. Treasury obligations: Total market value $765,000)	750,000	750,000
HSBC Securities (USA) Inc.
0.770%, dated 05/25/2017, matures 06/01/2017, repurchase price $800,120 (collateralized by U.S. Treasury obligations: Total market value $816,004)	800,000	800,000
0.780%, dated 05/31/2017, matures 06/01/2017, repurchase price $500,011 (collateralized by U.S. Treasury obligations: Total market value $510,003)	500,000	500,000
0.780%, dated 05/30/2017, matures 06/06/2017, repurchase price $400,061 (collateralized by U.S. Treasury obligations: Total market value $408,000)	400,000	400,000
ING Financial Markets LLC
0.770%, dated 05/26/2017, matures 06/02/2017, repurchase price $250,037 (collateralized by U.S. Treasury obligations: Total market value $255,005)	250,000	250,000
0.770%, dated 05/30/2017, matures 06/05/2017, repurchase price $200,026 (collateralized by U.S. Treasury obligations: Total market value $204,002)	200,000	200,000
0.770%, dated 05/30/2017, matures 06/06/2017, repurchase price $300,045 (collateralized by U.S. Treasury obligations: Total market value $306,007)	300,000	300,000
0.780%, dated 05/31/2017, matures 06/07/2017, repurchase price $150,023 (collateralized by U.S. Treasury obligations: Total market value $153,003)	150,000	150,000
RBC Capital Markets, LLC
0.780%, dated 05/31/2017, matures 06/01/2017, repurchase price $200,004 (collateralized by U.S. Treasury obligations: Total market value $204,000)	200,000	200,000
Societe Generale
0.810%, dated 05/31/2017, matures 06/07/2017, repurchase price $450,071 (collateralized by U.S. Treasury obligations: Total market value $459,000)	450,000	450,000
0.810%, dated 05/31/2017, matures 06/07/2017, repurchase price $750,118 (collateralized by U.S. Treasury obligations: Total market value $765,000)	750,000	750,000
0.810%, dated 05/31/2017, matures 06/07/2017, repurchase price $300,047 (collateralized by U.S. Treasury obligations: Total market value $306,000)	300,000	300,000
0.810%, dated 05/31/2017, matures 06/07/2017, repurchase price $250,039 (collateralized by U.S. Treasury obligations: Total market value $255,000)	250,000	250,000
Total U.S. Treasury Repurchase Agreements (Cost $14,787,313)		14,787,313

Total Investments ▲ - 100.2% (Cost $33,642,255)		33,642,255
Other Assets and Liabilities, Net - (0.2)%		(55,383)
Total Net Assets - 100.0%		$33,586,872

>	Investment securities held are stated at amortized cost (except for investment in other money market funds which are valued at their respective net asset values on the valuation date), which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the final maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined using prices supplied by the fund’s independent pricing services, which are compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market value and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened, and the board will determine what action, if any, to take. During the nine-month period ended May 31, 2017, the difference between the aggregate market value and the aggregate amortized cost of all securities in the fund did not exceed 0.25% on any day of the period.

Δ	Variable Rate Security - The rate shown is the rate in effect as of May 31, 2017.

	Discounted Security - This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

«	Security purchased on a when-issued basis. On May 31, 2017, the total cost of investments purchased on a when-issued basis was $49,990 or 0.1~~%~~ of total net assets.

Ω	The rate shown is the annualized seven-day yield as of May 31, 2017.

▲	On May 31, 2017, the cost of investments for federal income tax purposes was approximately $32,642,255. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Summary of Fair Value Exposure

United States generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, the types of securities included in Level 2 are U.S. Treasury bills and certain money market instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3	-	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The fair value levels are not necessarily an indication of the risk associated with investing in these securities.

As of May 31, 2017, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value
U.S. Treasury Repurchase Agreements	$—	$14,787,313	$—	$14,787,313
U.S. Government Agency Debt	—	11,710,170	—	11,710,170
U.S. Government Agency Repurchase Agreements	—	3,650,000	—	3,650,000
U.S. Treasury Debt	—	2,869,772	—	2,869,772
Investment Companies	625,000	—	—	625,000
Total Investments	$625,000	$33,017,255	$—	$33,642,255

During the nine-month period ended May 31, 2017, there were no transfers between fair value levels, and the fund’s portfolio did not hold any securities deemed to be Level 3.

Certain Transfers Accounted for as Secured Borrowings
Remaining Contractual Maturity of the Agreements	Overnight and Continuous	Up to 30 Days	31-90 Days	Total
Repurchase Agreements
U.S. Government Agency	$3,150,000	$500,000	$—	$3,650,000
U.S. Treasury	10,637,313	4,150,000	—	14,787,313
Total Borrowings	$13,787,313	$4,650,000	$—	$18,437,313

Schedule of Investments May 31, 2017 (unaudited), all dollars rounded to thousands (000 omitted)

Institutional Prime Obligations Fund

DESCRIPTION	PAR	VALUE >
Certificates of Deposit - 25.1%
Banco del Estado de Chile/NY
1.090%, 06/07/2017	$9,000	$9,000
1.239%, 09/18/2017 Δ	5,000	5,003
Bank of Montreal/Chicago
0.900%, 06/06/2017	10,000	10,000
1.593%, 06/06/2017 Δ	3,000	3,000
1.200%, 09/21/2017 Δ	5,000	5,002
1.135%, 10/03/2017 Δ	2,000	2,001
1.125%, 11/03/2017 Δ	7,000	7,000
Bank of Nova Scotia/Houston
1.089%, 11/10/2017 Δ	2,000	2,000
Bank of Tokyo-Mitsubishi UFJ Ltd/NY
1.672%, 07/31/2017 Δ	3,500	3,504
1.394%, 08/29/2017 Δ	2,000	2,001
Citibank NA
1.359%, 07/14/2017 Δ	8,000	8,004
Cooperatieve Rabobank UA/NY
1.200%, 07/11/2017	1,000	1,000
1.680%, 08/16/2017 Δ	2,000	2,003
1.555%, 10/13/2017 Δ	3,000	3,005
1.175%, 05/03/2018 Δ	2,000	2,001
Credit Agricole CIB/NY
1.383%, 08/07/2017 Δ	2,000	2,002
Credit Suisse/NY
1.920%, 09/12/2017 Δ	2,000	2,005
1.270%, 10/20/2017 Δ	4,000	4,001
HSBC Bank USA NA
1.355%, 08/01/2017 Δ	5,000	5,003
Lloyds Bank PLC/NY
1.425%, 08/04/2017 Δ	5,000	5,004
1.183%, 10/04/2017 Δ	2,000	2,001
1.145%, 11/03/2017 Δ	5,000	5,001
Mitsubishi UFJ Trust & Banking Corp/NY
1.334%, 09/11/2017 Δ	1,000	1,001
1.184%, 11/10/2017 Δ	3,000	3,000

Skandinaviska Enskilda Banken/NY
1.269%, 08/15/2017 Δ	3,000	3,002
Sumitomo Mitsui Banking Corp/NY
1.403%, 08/08/2017 Δ	2,000	2,001
1.251%, 10/17/2017 Δ	5,000	5,002
Svenska Handelsbanken/NY
1.289%, 09/15/2017 Δ	5,000	5,004
1.084%, 11/09/2017 Δ	4,000	4,000
1.130%, 11/20/2017 Δ	5,000	5,000
Swedbank/NY
0.910%, 06/01/2017	15,000	15,000
Toronto Dominion Bank/NY
1.070%, 06/16/2017	10,000	10,000
1.140%, 06/22/2017	3,000	3,000

1.330%, 08/11/2017	2,000	2,001
1.221%, 10/17/2017 Δ	5,000	5,003
1.404%, 11/09/2017 Δ	2,000	2,003
UBS AG Stamford CT
1.780%, 06/20/2017 Δ	5,000	5,002
1.284%, 08/09/2017 Δ	3,000	3,000
Wells Fargo Bank NA
1.119%, 10/10/2017 Δ	3,000	3,001
1.147%, 12/19/2017 Δ	5,000	5,001
Westpac Banking Corp/NY
1.240%, 08/21/2017 Δ	5,000	5,003
1.240%, 04/20/2018 Δ	2,000	2,001
1.234%, 04/27/2018 Δ	2,000	2,000
Total Certificates of Deposit (Cost $179,514)		179,566

Financial Company Commercial Paper - 18.7%
ASB Finance Ltd/London
0.993%, 06/01/2017 ʘ ■	5,000	5,000
1.473%, 09/06/2017 Δ ■	5,000	5,006
BNZ International Funding
1.156%, 07/24/2017 ʘ ■	2,500	2,496
1.104%, 10/19/2017 Δ ■	5,000	5,000
CDP Financial Inc
1.113%, 06/08/2017 ʘ ■	6,000	5,999
1.176%, 07/18/2017 ʘ ■	3,000	2,996
1.217%, 08/04/2017 ʘ ■	2,000	1,997
1.157%, 08/16/2017 ʘ ■	5,000	4,990
1.255%, 09/27/2017 ʘ ■	2,000	1,993
1.309%, 10/19/2017 ʘ ■	2,000	1,991
Commonwealth Bank of Australia
1.286%, 04/13/2018 Δ ■	2,000	2,002
1.284%, 04/27/2018 Δ ■	3,000	3,003
DNB Bank ASA
1.267%, 08/23/2017 Δ ■	2,000	2,001
DZ Bank AG/NY
0.830%, 06/01/2017 ʘ	30,000	29,999
ING (US) Funding LLC
1.139%, 11/15/2017 Δ	3,000	3,000
JP Morgan Securities LLC
1.242%, 09/05/2017 Δ	2,000	2,001
1.095%, 11/02/2017 Δ	5,000	5,000
Macquarie Bank Ltd
1.164%, 06/09/2017 Δ ■	5,000	5,001
1.310%, 08/22/2017 Δ ■	3,000	3,002
PSP Capital Inc
1.083%, 11/03/2017 Δ ■	15,000	15,003
Suncorp Metway Ltd
1.308%, 08/14/2017 ʘ ■	2,900	2,892
1.358%, 10/04/2017 ʘ ■	2,000	1,991
Swedbank
0.900%, 06/06/2017 ʘ	7,000	6,999
0.910%, 06/07/2017 ʘ	10,000	9,998

Westpac Securities NZ Ltd
1.303%, 09/07/2017 Δ ■	5,000	5,004
Total Financial Company Commercial Paper (Cost $134,339)		134,364

Asset Backed Commercial Paper ■ - 14.5%
CAFCO LLC
1.123%, 06/27/2017 ʘ	4,000	3,997
1.144%, 08/17/2017 ʘ	3,000	2,994
Fairway Finance Corp
1.103%, 06/19/2017 ʘ	5,000	4,997
Gotham Funding Corp
1.133%, 06/19/2017 ʘ	5,000	4,997
1.153%, 07/10/2017 ʘ	3,000	2,997
Kells Funding LLC
1.120%, 06/19/2017 ʘ	22,000	21,989
Liberty Street Funding LLC
1.133%, 07/07/2017 ʘ	3,000	2,997
1.133%, 07/24/2017 ʘ	5,000	4,992
1.094%, 10/10/2017 Δ	7,000	7,000
Manhattan Asset Funding Co
1.032%, 06/01/2017 ʘ	5,000	5,000
Nieuw Amsterdam Receivables
0.850%, 06/01/2017 ʘ	10,000	10,000
1.163%, 06/09/2017 ʘ	5,000	4,999
Old Line Funding LLC
1.215%, 09/27/2017 ʘ	10,000	9,958
1.133%, 12/04/2017 Δ	5,000	5,000
Thunder Bay Funding LLC
1.103%, 06/20/2017 ʘ	12,000	11,993
Total Asset Backed Commercial Paper (Cost $103,908)		103,910

Non-Negotiable Time Deposits - 10.0%
Credit Agricole, Cayman Islands Branch - Time Deposit
0.830%, 06/01/2017	22,000	22,000
DnB Bank ASA - Georgetown, Cayman Islands Branch - Time Deposit
0.820%, 06/01/2017	25,000	25,000
Skandinaviska Enskilda Banken - Cayman Islands Branch - Time Deposit
0.820%, 06/01/2017	25,000	25,000
Total Non-Negotiable Time Deposits (Cost $72,000)		72,000

Variable Rate Demand Notes Δ - 9.8%
Broward County, Florida, Embraer Aircraft Holding Inc Project, Series 2007B (LOC: Citibank)
1.000%, 04/01/2035	5,500	5,500
City of Houston, Texas, Combined Utility System, First Lien Revenue Refunding Bonds, Series 2004B (LOC: Citibank)
0.780%, 05/15/2034	5,000	5,000
Clark County, Nevada, Airport System, Series 2008B-2 (AMT) (LOC: State Street Bank & Trust Co)
0.790%, 07/01/2022	12,200	12,200
Industrial Development Corporation of The Port Of Chehalis, JLT Holdings, LLC Project, Series 2003 (AMT) (LOC: Wells Fargo Bank)
0.910%, 12/01/2024	1,315	1,315

Louisiana Local Government Environmental Facilities and Community Development Authority, Nicholls State University Student Housing, Series 2007B (INS: FHLB) (SPA: Regions Bank)
0.850%, 06/01/2039	5,000	5,000
Maryland Transportation Authority, Baltimore/Washington International Thurgood Marshall Airport, Series 2012C (AMT) (LOC: Wells Fargo Bank)
0.810%, 06/01/2032	15,500	15,500
Massachusetts Development Finance Agency, Babson College Issue, Series 2008B (LOC: Bank of America)
0.970%, 10/01/2031	8,705	8,705
Nevada Housing Division, Help Owens 2 Apartments, Series 2007 (AMT) (LOC: Citibank)
0.850%, 10/01/2042	2,065	2,065
New York State Housing Finance Agency, BAM South Housing, Series 2014B (LOC: JPMorgan Chase Bank)
0.940%, 11/01/2048	5,000	5,000
New York State Housing Finance Agency, Related 42nd and 10th Housing Revenue Bonds, Series A (AMT)(INS: FHLMC)
0.800%, 11/01/2041	10,000	10,000
Total Variable Rate Demand Notes (Cost $70,285)		70,285

Other Instruments - 3.7%
Australia and New Zealand Bank Group Ltd/NY
1.250%, 06/13/2017	7,135	7,135
Bank of America NA
1.329%, 08/15/2017 Δ	3,000	3,000
1.109%, 11/14/2017 Δ	2,000	2,000
Credit Agricole SA of London
1.644%, 06/02/2017 Δ ■	2,000	2,000
Toyota Motor Credit Corp
1.260%, 05/17/2018 Δ	1,000	1,000
UBS AG Stamford CT
1.615%, 06/01/2017 Δ	3,000	3,000
1.375%, 08/14/2017	4,555	4,557
Westpac Banking Corp
1.750%, 10/05/2017 Δ ■	3,500	3,501
Total Other Instruments (Cost $26,197)		26,193

Non-Financial Company Commercial Paper - 1.4%
Toyota Credit Canada Inc
1.144%, 08/17/2017 ʘ
(Cost $9,976)	10,000	9,977

U.S. Treasury Repurchase Agreements - 0.1%
Bank of Nova Scotia
0.800%, dated 05/31/2017, matures 06/01/2017, repurchase price $229 (collateralized by U.S. Treasury obligations: Total market value $230)	229	229
Credit Agricole Corporate & Investment Bank
0.790%, dated 05/31/2017, matures 06/01/2017, repurchase price $382 (collateralized by U.S. Treasury obligations: Total market value $383)	382	382
Total U.S. Treasury Repurchase Agreements (Cost $611)		611

Other Repurchase Agreements - 16.7%
BNP Paribas SA
1.190%, dated 05/31/2017, matures 06/01/2017, repurchase price $ 10,000 (collateralized by various securities: Total market value $10,501)	10,000	10,000
1.210%, dated 05/31/2017, matures 07/05/2017, repurchase price $15,018 (collateralized by various securities: Total market value $15,750) ∞	15,000	15,000
Credit Suisse Securities (USA) LLC
1.060%, dated 05/25/2017, matures 06/01/2017, repurchase price $5,001 (collateralized by various securities: Total market value $5,251)	5,000	5,000
1.060%, dated 05/31/2017, matures 06/01/2017, repurchase price $11,000 (collateralized by various securities: Total market value $11,551)	11,000	11,000
HSBC Securities (USA) Inc.
1.010%, dated 05/31/2017, matures 06/01/2017, repurchase price $24,001 (collateralized by various securities: Total market value $25,204)	24,000	24,000
ING Financial Markets LLC
1.010%, dated 05/31/2017, matures 06/01/2017, repurchase price $10,000 (collateralized by various securities: Total market value $10,504)	10,000	10,000
JP Morgan Securities, LLC
1.330%, dated 05/31/2017, matures 07/05/2017, repurchase price $15,019 (collateralized by various government agency obligations: Total market value $15,750) ∞	15,000	15,000
Societe Generale SA
1.170%, dated 05/31/2017, matures 06/01/2017, repurchase price $30,001 (collateralized by various securities: Total market value $31,500)	30,000	30,000
Total Other Repurchase Agreements (Cost $120,000)		120,000

Total Investments ▲ - 100.0% (Cost $716,830)		716,906
Other Assets and Liabilities, Net - 0.0%		(76)
Total Net Assets - 100.0%		$716,830

>	Securities for which market quotations are readily available will be valued at market value on the basis of quotations furnished by a pricing service or provided by securities dealers. If market quotations are not readily available, or if the advisor believes that such quotations do not accurately reflect market prices, the fair value of the fund’s investments will be determined in good faith based upon valuation procedures established by the board of directors. Short-term debt obligations maturing in sixty days or less may be valued at amortized cost where the advisor believes that it approximates market value.

Δ	Variable Rate Security - The rate shown is the rate in effect as of May 31, 2017.

	Discounted Security - This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of May 31, 2017, the value of these investments was $186,778 or 26.1% of total net assets.

∞	Security considered illiquid. As of May 31, 2017, the value of these investments was $30,000 or 4.2% of total net assets.

▲	On May 31, 2017, the cost of investments for federal income tax purposes was approximately $716,830. The approximate gross unrealized appreciation and depreciation of investments, based on this cost, were $85 and $9, respectively.

AMT	-	Alternative Minimum Tax. As of May 31, 2017, the total value of securities subject to AMT was $41,080 or 5.7% of total net assets.
FHLMC	-	Federal Home Loan Mortgage Corporation
INS	-	Insured
LOC	-	Letter of Credit

Summary of Fair Value Exposure

United States generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3	-	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the board of directors.

 The fair value levels are not necessarily an indication of the risk associated with investing in these investments.

  As of May 31, 2017, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Certificates of Deposit	$—	$179,566	$—	$179,566
Financial Company Commercial Paper	—	134,364	—	134,364
Other Repurchase Agreements	—	120,000	—	120,000
Asset Backed Commercial Paper	—	103,910	—	103,910
Non-Negotiable Time Deposits	—	72,000	—	72,000
Variable Rate Demand Notes	—	70,285	—	70,285
Other Instruments	—	26,193	—	26,193
Non-Financial Company Commercial Paper	—	9,977	—	9,977
U.S. Treasury Repurchase Agreements	—	611	—	611
Total Investments	$—	$716,906	$—	$716,906

During the nine-month period ended May 31, 2017, there were no transfers between fair value levels, and the fund’s portfolio did not hold any securities deemed to be Level 3.

Certain Transfers Accounted for as Secured Borrowings
Remaining Contractual Maturity of the Agreements	Overnight and Continuous	Up to 30 Days	31-90 Days	Total
Repurchase Agreements
U.S. Treasury	$611	$—	$—	$611
Other	90,000	—	30,000	120,000
Total Borrowings	$90,611	$—	$30,000	$120,611

Schedule of Investments May 31, 2017 (unaudited), all dollars rounded to thousands (000 omitted)

Retail Prime Obligations Fund
DESCRIPTION	PAR	VALUE >
Certificates of Deposit - 28.6%
Banco del Estado de Chile/NY
1.090%, 06/07/2017	$13,000	$13,000
1.200%, 07/18/2017	20,000	20,000
Bank of Montreal/Chicago
0.900%, 06/06/2017	23,000	23,000
1.593%, 06/06/2017 Δ	12,000	12,000
1.140%, 07/10/2017	25,000	25,000
1.120%, 07/12/2017	10,000	10,000
1.200%, 09/21/2017 Δ	10,000	10,000
1.135%, 10/03/2017 Δ	10,000	10,000
1.203%, 01/04/2018 Δ	10,000	10,000
Bank of Nova Scotia/Houston
1.580%, 10/06/2017 Δ	5,000	5,004
1.716%, 10/26/2017 Δ	3,000	3,004
1.089%, 11/10/2017 Δ	18,000	18,000
1.275%, 12/01/2017 Δ	10,000	10,000
Bank of Tokyo-Mitsubishi UFJ Ltd/NY
1.394%, 08/29/2017 Δ	5,000	5,000
Canadian Imperial Bank of Commerce/NY
1.500%, 08/02/2017 Δ	10,000	10,000
1.190%, 01/04/2018 Δ	15,000	15,000
1.159%, 01/12/2018 Δ	10,000	10,000
Citibank NA
1.359%, 07/12/2017 Δ	10,000	10,000
1.359%, 07/14/2017 Δ	12,000	12,003
Commonwealth Bank of Australia/NY
1.352%, 07/06/2017 Δ	10,000	10,000
Cooperatieve Rabobank UA/NY
1.680%, 08/16/2017 Δ	3,200	3,203
1.175%, 05/03/2018 Δ	10,000	10,000
Credit Agricole CIB/NY
1.383%, 08/07/2017 Δ	5,000	5,000
Credit Suisse/NY
1.920%, 09/12/2017 Δ	8,000	8,016
1.270%, 10/20/2017 Δ	17,000	17,000
DZ Bank/NY
1.200%, 08/15/2017	10,000	10,000
HSBC Bank USA NA
1.355%, 08/01/2017 Δ	5,000	5,000
Lloyds Bank PLC/NY
1.473%, 07/05/2017 Δ	10,000	10,000
1.425%, 08/04/2017 Δ	5,000	5,000
1.183%, 10/04/2017 Δ	10,000	10,000
1.145%, 11/03/2017 Δ	15,000	15,000
Mitsubishi UFJ Trust & Banking Corp/NY
1.334%, 09/11/2017 Δ	15,000	15,000
1.872%, 09/19/2017 Δ	2,000	2,004
1.184%, 11/10/2017 Δ	4,000	4,000
Nordea Bank AB/NY
1.185%, 07/24/2017	10,000	10,000

Skandinaviska Enskilda Banken/NY
1.269%, 08/15/2017 Δ	7,000	7,000
1.183%, 09/06/2017 Δ	5,000	5,000
Sumitomo Mitsui Banking Corp/NY
1.580%, 07/20/2017 Δ	25,000	25,000
1.251%, 10/17/2017 Δ	25,000	25,000
Svenska Handelsbanken/NY
1.190%, 06/08/2017	1,000	1,000
1.205%, 09/01/2017	10,000	10,000
1.289%, 09/15/2017 Δ	10,000	10,000
1.114%, 10/10/2017 Δ	20,000	20,000
1.084%, 11/09/2017 Δ	20,000	20,000
Swedbank/NY
0.910%, 06/01/2017	50,000	50,000
Toronto Dominion Bank/NY
1.070%, 06/16/2017	20,000	20,000
1.140%, 06/22/2017	15,000	15,000
1.404%, 07/10/2017 Δ	10,000	10,000
1.330%, 08/11/2017	3,000	3,001
1.221%, 10/17/2017 Δ	10,000	10,000
1.404%, 11/09/2017 Δ	5,000	5,000
1.329%, 03/13/2018 Δ	10,000	10,000
UBS AG Stamford CT
1.284%, 08/09/2017 Δ	10,000	10,000
1.802%, 09/20/2017 Δ	4,500	4,508
Wells Fargo Bank NA
1.399%, 07/18/2017 Δ	40,000	40,000
1.640%, 07/27/2017 Δ	25,000	25,009
1.179%, 01/08/2018 Δ	10,000	10,000
Westpac Banking Corp/NY
1.315%, 06/01/2017 Δ	10,000	10,000
1.240%, 04/20/2018 Δ	15,000	15,000
1.234%, 04/27/2018 Δ	13,000	13,000
Total Certificates of Deposit (Cost $743,752)		743,752

Financial Company Commercial Paper - 23.0%
ASB Finance Ltd/London
1.473%, 09/06/2017 Δ ■	5,000	5,004
1.620%, 09/13/2017 Δ ■	10,000	10,014
BNZ International Funding
1.104%, 10/19/2017 Δ ■	25,000	25,000
Canadian Imperial Bank of Commerce/NY
1.186%, 08/01/2017 ■ ʘ	10,000	9,980
1.198%, 08/16/2017 ■ ʘ	5,000	4,987
CDP Financial Inc
1.225%, 07/17/2017 ■ ʘ	5,000	4,992
1.217%, 08/04/2017 ■ ʘ	5,000	4,989
1.157%, 08/16/2017 ■ ʘ	15,000	14,964
1.228%, 08/17/2017 ■ ʘ	10,000	9,974
1.255%, 09/27/2017 ■ ʘ	5,000	4,979
1.309%, 10/19/2017 ■ ʘ	20,000	19,899
1.309%, 10/23/2017 ■ ʘ	10,000	9,948
1.380%, 11/17/2017 ■ ʘ	5,000	4,968

Commonwealth Bank of Australia
1.312%, 03/16/2018 Δ ■	10,000	10,000
1.286%, 04/13/2018 Δ ■	13,000	13,000
1.284%, 04/27/2018 Δ ■	2,000	2,000
Cooperatieve Rabobank UA
1.197%, 08/07/2017 ʘ	10,000	9,978
Credit Suisse/NY
1.461%, 06/07/2017 ʘ	10,000	9,998
DNB Bank ASA
1.267%, 08/23/2017 Δ ■	15,000	15,000
DZ Bank AG/NY
0.830%, 06/01/2017 ʘ	100,000	100,000
HSBC USA Inc
1.185%, 02/02/2018 Δ ■	15,000	15,000
ING (US) Funding LLC
1.258%, 06/08/2017 ʘ	10,000	9,997
1.139%, 11/15/2017 Δ	15,000	15,000
JP Morgan Securities LLC
1.153%, 07/11/2017 ʘ	15,000	14,981
1.472%, 07/31/2017 Δ	10,000	10,000
1.242%, 09/05/2017 Δ	18,000	18,000
1.095%, 11/02/2017 Δ	25,000	25,000
Lloyds Bank PLC
1.319%, 07/18/2017 ʘ	10,000	9,983
Macquarie Bank Ltd
1.164%, 06/09/2017 Δ ■	10,000	10,000
1.310%, 08/22/2017 Δ ■	5,000	5,000
1.159%, 11/15/2017 Δ ■	15,000	15,000
National Australia Bank Ltd
1.157%, 07/19/2017 ■ ʘ	15,000	14,977
PSP Capital Inc
1.083%, 11/03/2017 Δ ■	25,000	25,000
Suncorp Metway Ltd
1.339%, 07/17/2017 ■ ʘ	10,000	9,983
1.358%, 10/04/2017 ■ ʘ	10,000	9,953
1.389%, 10/10/2017 ■ ʘ	10,000	9,950
Svenska Handelsbanken AB
1.208%, 08/01/2017 ■ ʘ	10,000	9,980
Swedbank
0.900%, 06/06/2017 ʘ	30,000	29,996
0.910%, 06/07/2017 ʘ	40,000	39,994
Westpac Securities NZ Ltd
1.303%, 09/07/2017 Δ ■	10,000	10,000
Total Financial Company Commercial Paper
(Cost $597,468)		597,468

Asset Backed Commercial Paper ■ - 14.7%
CAFCO LLC
1.123%, 06/27/2017 ʘ	10,000	9,992
1.144%, 08/17/2017 ʘ	20,000	19,951
Fairway Finance Corp
1.103%, 06/19/2017 ʘ	10,000	9,994
1.325%, 07/03/2017 Δ	7,000	7,000
1.123%, 08/02/2017 ʘ	10,000	9,981

Gotham Funding Corp
1.153%, 07/05/2017 ʘ	10,000	9,989
1.153%, 07/10/2017 ʘ	10,000	9,988
Kells Funding LLC
1.125%, 06/19/2017 ʘ	48,000	47,973
1.120%, 07/11/2017 ʘ	12,000	11,985
Liberty Street Funding LLC
1.133%, 07/07/2017 ʘ	11,000	10,988
1.094%, 10/10/2017 Δ	25,000	25,000
Manhattan Asset Funding Co
1.032%, 06/01/2017 ʘ	5,000	5,000
1.001%, 06/02/2017 ʘ	10,000	10,000
1.113%, 07/05/2017 ʘ	12,000	11,987
Nieuw Amsterdam Receivables
0.850%, 06/01/2017 ʘ	40,000	40,000
1.163%, 06/09/2017 ʘ	10,000	9,997
Old Line Funding LLC
1.389%, 06/13/2017 Δ	10,000	10,000
1.143%, 06/22/2017 ʘ	10,000	9,994
1.215%, 09/27/2017 ʘ	10,000	9,960
1.104%, 11/10/2017 Δ	5,000	5,000
1.133%, 12/04/2017 Δ	25,000	25,000
Starbird Funding Corp
0.930%, 06/01/2017 ʘ	20,000	20,000
Thunder Bay Funding LLC
1.189%, 07/24/2017 Δ	24,000	24,000
1.131%, 11/27/2017 Δ	30,000	30,000
Total Asset Backed Commercial Paper (Cost $383,779)		383,779

Non-Negotiable Time Deposits - 10.0%
Credit Agricole, Cayman Islands Branch - Time Deposit
0.830%, 06/01/2017	80,325	80,325
DnB Bank ASA - Georgetown, Cayman Islands Branch - Time Deposit
0.820%, 06/01/2017	90,000	90,000
Skandinaviska Enskilda Banken - Cayman Islands Branch - Time Deposit
0.820%, 06/01/2017	90,000	90,000
Total Non-Negotiable Time Deposits (Cost $260,325)		260,325

Variable Rate Demand Notes Δ - 6.9%
Clark County, Nevada, Airport System, Series 2008A-2 (AMT) (LOC: State Street Bank & Trust Co)
0.750%, 07/01/2022	15,000	15,000
Clark County, Nevada, Airport System, Series 2008B-2 (AMT) (LOC: State Street Bank & Trust Co)
0.790%, 07/01/2022	16,200	16,200
District of Columbia, Medlantic/Helix Issue, Series 1998A (LOC: PNC Bank)
0.760%, 08/15/2038	22,250	22,250
Housing Opportunities Commission of Montomery County, Maryland, Series 2004D (AMT) (LOC: TD Bank)
0.780%, 07/01/2036	10,830	10,830
Indiana Finance Authority, Indiana University Health Obligated Group, Series 2011A (LOC: Northern Trust Company)
0.750%, 03/01/2033	27,230	27,230

Lee County Industrial Development Authority, Health Care Facilities, Hope Hospice Project, Series 2008 (LOC: Northern Trust Company)
0.780%, 10/01/2027	8,000	8,000
Louisiana Local Government Environmental Facilities and Community Development Authority, Nicholls State University Student Housing, Series 2007B (INS: FHLB) (SPA: Regions Bank)
0.850%, 06/01/2039	9,380	9,380
Louisville/Jefferson County Metro Government Health System, Norton Healthcare, Inc., Series 2011A (LOC: PNC Bank)
0.760%, 10/01/2039	6,300	6,300
Lowell Arkansas Industrial Development Revenue, Arkansas Democrat Gazette (AMT) (LOC: JPMorgan Chase Bank)
0.860%, 10/01/2036	3,830	3,830
Mayor and City Council of Baltimore, Maryland, Baltimore City Parking System Facilities, Series 2008 (LOC: Bank of America)
0.960%, 07/01/2032	15,000	15,000
Michigan State Housing Development Authority Multi-Family Revenue, Berrien Woods III, Series A (AMT) (LOC: Citibank)
0.810%, 07/01/2032	4,415	4,415
Minnesota Higher Education Facilities Authority, Macalester College, Series Three-Z
0.820%, 03/01/2024	2,520	2,520
New York State Housing Finance Agency, BAM South Housing, Series B (LOC: JPMorgan Chase Bank)
0.940%, 11/01/2048	5,650	5,650
New York State Housing Finance Agency, Related 42nd and 10th Housing Revenue Bonds, Series A (AMT) (INS: FHLMC)
0.800%, 11/01/2041	20,000	20,000
Texas Department of Housing and Community Affairs Multifamily Housing, Terraces at Cibolo, Series 2007 (AMT) (LOC: Citibank)
0.790%, 05/01/2040	4,800	4,800
Washington State Housing Finance Commission, Franke Tobey Jones Project, Series 2003 (LOC: Wells Fargo Bank)
0.790%, 09/01/2033	7,385	7,385
Total Variable Rate Demand Notes
(Cost $178,790)		178,790

Other Instruments - 2.8%
Australia and New Zealand Bank Group Ltd/NY
1.250%, 06/13/2017	7,000	7,001
Bank of America NA
1.109%, 11/14/2017 Δ	13,000	13,000
Credit Agricole SA of London
1.644%, 06/02/2017 Δ ■	1,000	1,000
HSBC Bank USA NA
1.456%, 06/23/2017 Δ	1,500	1,500
Toyota Motor Credit Corp
1.260%, 05/17/2018 Δ	13,000	13,000
UBS AG Stamford CT
1.375%, 06/01/2017	4,250	4,250
1.615%, 06/01/2017 Δ	16,100	16,100
1.375%, 08/14/2017	13,944	13,949
Westpac Banking Corp
1.750%, 10/05/2017 Δ ■	4,500	4,505
Total Other Instruments
(Cost $74,305)		74,305

Non-Financial Company Commercial Paper - 1.0%
Toyota Credit Canada Inc
1.144%, 08/17/2017 ʘ
(Cost $24,939)	25,000	24,939

U.S. Treasury Repurchase Agreements - 0.3%
Bank of Nova Scotia
0.800%, dated 05/31/2017, matures 06/01/2017, repurchase price $3,107 (collateralized by U.S. Treasury obligations: Total market value $3,137)	3,107	3,107
Credit Agricole Corporate & Investment Bank
0.790%, dated 05/31/2017, matures 06/01/2017, repurchase price $5,178 (collateralized by U.S. Treasury obligations: Total market value $5,228)	5,178	5,178
Total U.S. Treasury Repurchase Agreements
(Cost $8,285)		8,285

Other Repurchase Agreements - 12.7%
BNP Paribas SA
1.190%, dated 05/31/2017, matures 06/01/2017, repurchase price $35,001 (collateralized by various securities: Total market value $36,750)	35,000	35,000
1.210%, dated 05/31/2017, matures 07/05/2017, repurchase price $15,018 (collateralized by various securities: Total market value $15,750) ∞	15,000	15,000
Credit Suisse Securities (USA) LLC
1.060%, dated 05/25/2017, matures 06/01/2017, repurchase price $18,004 (collateralized by various securities: Total market value $18,902)	18,000	18,000
1.060%, dated 05/31/2017, matures 06/01/2017, repurchase price $35,001 (collateralized by various securities: Total market value $36,750)	35,000	35,000
1.460%, dated 05/31/2017, matures 07/05/2017, repurchase price $20,028 (collateralized by various securities: Total market value $21,002) ∞	20,000	20,000
ING Financial Markets LLC
1.010%, dated 05/31/2017, matures 06/01/2017, repurchase price $37,001 (collateralized by various securities: Total market value $38,858)	37,000	37,000
JP Morgan Securities, LLC
1.330%, dated 05/31/2017, matures 07/05/2017, repurchase price $30,039 (collateralized by various securities: Total market value $31,500) ∞	30,000	30,000
Merrill Lynch, Pierce, Fenner & Smith Incorporated
1.410%, dated 05/31/2017, matures 07/05/2017, repurchase price $25,034 (collateralized by various securities: Total market value $26,250) ∞	25,000	25,000
Societe Generale SA
1.170%, dated 05/31/2017, matures 06/01/2017, repurchase price $115,004 (collateralized by various securities: Total market value $120,751)	115,000	115,000
Total Other Repurchase Agreements
(Cost $330,000)		330,000

Total Investments ▲ - 100.0%
(Cost $2,601,643)		2,601,643
Other Assets and Liabilities, Net - 0.0%		(741)
Total Net Assets - 100.0%		$2,600,902

>	Investment securities held are stated at amortized cost (except for investment in other money market funds which are valued at their respective net asset values on the valuation date), which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the final maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined using prices supplied by the fund’s independent pricing services, which are compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market value and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened, and the board will determine what action, if any, to take. During the nine-month period ended May 31, 2017, the difference between the aggregate market value and the aggregate amortized cost of all securities in the fund did not exceed 0.25% on any day of the period.

Δ	Variable Rate Security - The rate shown is the rate in effect as of May 31, 2017.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of May 31, 2017, the value of these investments was $693,825 or 26.7% of total net assets.

	Discounted Security - This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

∞	Security considered illiquid. As of May 31, 2017, the value of these investments was $90,000 or 3.5% of total net assets.

▲	On May 31, 2017, the cost of investments for federal income tax purposes was approximately $2,601,643. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

AMT	-	Alternative Minimum Tax. As of May 31, 2017, the total value of securities subject to AMT was 75,075 or 2.9% of total net assets.
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
INS	-	Insured
LOC	-	Letter of Credit

Summary of Fair Value Exposure

United States generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, the types of securities included in Level 2 are U.S. Treasury bills and certain money market instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3	-	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The fair value levels are not necessarily an indication of the risk associated with investing in these securities.

As of May 31, 2017, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Certificates of Deposit	$—	$743,752	$—	$743,752
Financial Company Commercial Paper	—	597,468	—	597,468
Asset Backed Commercial Paper	—	383,779	—	383,779
Other Repurchase Agreements	—	330,000	—	330,000
Non-Negotiable Time Deposits	—	260,325	—	260,325
Variable Rate Demand Notes	—	178,790	—	178,790
Other Instruments	—	74,305	—	74,305
Non-Financial Company Commercial Paper	—	24,939	—	24,939
U.S. Treasury Repurchase Agreements	—	8,285	—	8,285
Total Investments	$—	$2,601,643	$—	$2,601,643

During the nine-month period ended May 31, 2017, there were no transfers between fair value levels, and the fund’s portfolio did not hold any securities deemed to be Level 3.

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements	Overnight and Continuous	Up to 30 Days	31-90 Days	Total
Repurchase Agreements
U.S. Treasury	$8,285	$—	$—	$8,285
Other	240,000	—	90,000	330,000
Total Borrowings	$248,285	$—	$90,000	$338,285

Schedule of Investments May 31, 2017 (unaudited), all dollars rounded to thousands (000)

Retail Tax Free Obligations Fund
DESCRIPTION	PAR	VALUE >
Municipal Debt Δ - 85.3%
California - 4.5%
California Health Facilities Authority, Catholic Healthcare, Series C (LOC: JPMorgan Chase Bank)
0.800%, 07/01/2020	$7,200	$7,200
County of Riverside Asset Leasing Corporation, Southwest Justice Center Refunding, Series 2008A (LOC: Wells Fargo Bank)
0.750%, 11/01/2032	3,375	3,375
Sacramento Suburban Water District, Series 2009A (LOC: Sumitomo Mitsui Banking)
0.740%, 11/01/2034	4,900	4,900
		15,475
Colorado - 2.1%
Colorado Educational & Cultural Facilities Authority, The Nature Conservancy, Series 2002A
0.780%, 07/01/2027	7,300	7,300

District of Columbia - 2.0%
District of Columbia, Medlantic/Helix Issue, Series 1998A (LOC: PNC Bank)
0.760%, 08/15/2038	3,455	3,455
District of Columbia, Progressive Life Center, Series 2008A (LOC: Branch Banking & Trust)
0.780%, 01/01/2033	2,010	2,010
District of Columbia, The Pew Charitable Trusts Issue, Series 2008A (LOC: PNC Bank)
0.770%, 04/01/2038	1,545	1,545
		7,010
Florida - 6.9%
North Broward Hospital District, Refunding Revenue Bonds (LOC: Wells Fargo Bank)
0.760%, 01/15/2027	6,250	6,250
Orange County Health Facilities Authority, Orlando Regional Healthcare, Series 2008E (LOC: Branch Banking & Trust)
0.800%, 10/01/2026	4,200	4,200
Orange County Health Facilities Authority, Orlando Regional Healthcare, Series 2009B (LOC: Northern Trust Company)
0.770%, 01/01/2039	9,465	9,465
The School Board of Orange County, Florida Certificates of Participation, Series 2008C (LOC: Bank of America)
0.770%, 08/01/2025	3,825	3,825
		23,740
Illinois - 12.4%
Illinois Education Facilities Authority, Newberry Library, Series 1988 (LOC: Northern Trust Company)
0.750%, 03/01/2028	1,000	1,000
Illinois Finance Authority, Richard Driehaus Foundation, Series 2005 (LOC: Northern Trust Company)
0.790%, 02/01/2035	12,100	12,100
Illinois Finance Authority, The University of Chicago Medical Center, Series 2009D (LOC: PNC Bank)
0.800%, 08/01/2043	8,750	8,750
Illinois Housing Development Authority, Multi-Family Housing Revenue Bonds, Series 2008 (INS:FHLMC)
0.940%, 08/01/2038	7,145	7,145
The County of Cook, Illinois, Bernard Zell Anshe Emet Day School Project, Series 2005 (LOC: JPMorgan Chase Bank)
0.790%, 05/01/2035	6,380	6,380
University of Illinois Health Services Facilities System Revenue Bonds, Series 1997B (LOC: Wells Fargo Bank)
0.750%, 10/01/2026	4,200	4,200
Village of Romeoville, Will County, Illinois, Lewis University, Series 2006 (LOC: Wells Fargo Bank)
0.760%, 10/01/2036	3,245	3,245
		42,820

Kentucky - 2.3%
Kentucky Health Care Facility, Bon Secours Health System, Series 2002B (LOC: JPMorgan Chase Bank)
0.840%, 11/01/2026	8,090	8,090

Louisiana - 6.2%
Louisiana Local Government Environmental Facilities and Community Development Authority, Nicholls State University Student Housing, Series 2007B (INS: FHLB) (SPA: Regions Bank)
0.850%, 06/01/2039	15,000	15,000
Louisiana Public Facilities Authority, CHRISTUS Health, Series 2009B-2 (LOC: Bank of New York Mellon)
0.760%, 07/01/2047	3,250	3,250
Louisiana Public Facilities Authority, CHRISTUS Health, Series 2009B-3 (LOC: Bank of New York Mellon)
0.750%, 07/01/2047	3,125	3,125
		21,375
Maryland - 1.8%
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Series 2007A (LOC: Wells Fargo Bank)
0.800%, 07/01/2034	6,250	6,250

Minnesota - 8.5%
City of Minnetonka, The Cliffs at Ridgedale, Series 1995 (INS: FNMA)
0.860%, 09/15/2025	8,150	8,150
Minnesota Higher Education Facilities Authority, Carleton College, Series Five-G (SPA: JPMorgan Chase Bank)
0.810%, 11/01/2029	9,900	9,900
Minnesota Higher Education Facilities Authority, Macalester College, Series Five-Q
0.840%, 03/01/2033	5,110	5,110
Minnesota Higher Education Facilities Authority, Macalester College, Series Three-Z
0.820%, 03/01/2024	1,790	1,790
Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2015G (SPA: Royal Bank of Canada)
0.790%, 01/01/2034	4,500	4,500
		29,450
Mississippi - 4.0%
Mississippi Business Finance Corporation, Chevron USA Inc Project, Series 2007C
0.780%, 12/01/2030	12,785	12,785
Mississippi Business Finance Corporation, Chevron USA Inc Project, Series 2010G
0.780%, 11/01/2035	170	170
Mississippi Business Finance Corporation, Chevron USA Inc Project, Series 2010H
0.800%, 11/01/2035	850	850
Mississippi Business Finance Corporation, Chevron USA Inc Project, Series 2010K
0.800%, 11/01/2035	190	190
		13,995
Nevada - 1.0%
Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds, Series 2008D-3 (LOC: Bank of America)
0.770%, 07/01/2029	3,315	3,315

New York - 9.6%
Dormitory Authority of the State of New York Mental Health Services Facilities Improvement Revenue Bonds, Series 2003D-2H (LOC: Royal Bank of Canada)
0.790%, 02/15/2031	9,400	9,400
Metropolitan Transportation Authority, Series 2015 E-2 (LOC: Bank of Tokyo)
0.760%, 11/15/2050	5,560	5,560

New York State Housing Finance Agency, Riverside Center 2, Series A-3 (LOC: Bank of America)
0.780%, 11/01/2046	3,325	3,325
The City of New York, General Obligation Bonds, Fiscal 2012 Series A-4 (LOC: Bank of Tokyo)
0.790%, 08/01/2038	15,000	15,000
		33,285
North Carolina - 5.0%
City of Charlotte, Charlotte Douglas International Airport, Series 2007B (LOC: Bank of America)
0.770%, 07/01/2037	1,790	1,790
North Carolina Medical Care Commission, Cape Fear Valley Health System, Series 2008A, Subseries A-1 (LOC: Branch Banking & Trust)
0.800%, 10/01/2036	15,600	15,600
		17,390
Ohio - 3.6%
City of Blue Ash, Ursuline Academy of Cincinnati, Series 2008 (LOC: PNC Bank)
0.780%, 06/01/2031	11,595	11,595
State of Ohio, Common Schools General Obligation Adjustable Rate Bonds, Series 2006B
0.750%, 06/15/2026	900	900
		12,495
Texas - 5.0%
Lower Neches Valley Authority, ExxonMobil Project, Series 2001A
0.760%, 11/01/2029	8,110	8,110
Lower Neches Valley Authority, ExxonMobil Project, Series A-2
0.760%, 08/01/2022	120	120
Tarrant County Cultural Education Facilities Finance Corporation, Methodist Hospitals of Dallas Project, Series 2008A (LOC: TD Bank)
0.790%, 10/01/2041	9,240	9,240
		17,470
Virginia - 8.0%
Bonds of County of Arlington, Virginia, Ballston Public Parking Project (LOC: PNC Bank)
0.840%, 08/01/2017	5,800	5,800
Industrial Development Authority of Fairfax County, Virginia, Inova Health System Project, Series 2005C-1 (LOC: Northern Trust Company)
0.780%, 05/15/2026	5,000	5,000
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute, Series 2003F
0.750%, 02/15/2038	9,820	9,820
Portsmouth Redevelopment & Housing Authority, Phoebus Square Apartments, Series 2008
0.890%, 04/01/2048	7,200	7,200
		27,820
West Virginia - 1.7%
West Virginia Hospital Finance Authority, Cabell Huntington Hospital, Inc, Series 2008B (LOC: Branch Banking & Trust)
0.820%, 01/01/2034	5,700	5,700

Wyoming - 0.7%
Pollution Control Revenue Refunding Bonds, PacifiCorp Projects, Sweetwater County, Wyoming, Series 1992A (LOC: Bank of Nova Scotia)
0.740%, 12/01/2020	2,300	2,300
Total Municipal Debt (Cost $295,280)		295,280

Other Municipal Securities - 11.6%
Metropolitan Transportation Authority, Series 2017A-2
2.000%, 10/02/2017	10,000	10,039
State of Colorado Education Loan Program, Tax and Revenue Anticipation Notes, Series 2016B
4.000%, 06/29/2017	10,000	10,024

State of Maryland, Series 2011E
5.000%, 08/01/2017	7,295	7,345
State of Oregon, Series 2016A
2.000%, 06/30/2017	10,000	10,010
Youngstown City, Ohio, Series 2016
1.875%, 09/14/2017	2,750	2,757
Total Other Municipal Securities (Cost $40,175)		40,175

Non-Financial Company Commercial Paper - 2.9%
University of Minnesota
0.960%, 08/03/2017	10,250	10,250
(Cost $10,250)		10,250

Total Investments ▲ - 99.8% (Cost $345,705)		345,705
Other Assets and Liabilities, Net - 0.2%		591
Total Net Assets - 100.0%		$346,296

>	Investment securities held are stated at amortized cost (except for investment in other money market funds which are valued at their respective net asset values on the valuation date), which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the final maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined using prices supplied by the fund’s independent pricing services, which are compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market value and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened, and the board will determine what action, if any, to take. During the nine-month period ended May 31, 2017, the difference between the aggregate market value and the aggregate amortized cost of all securities in the fund did not exceed 0.25% on any day of the period.

Δ	Variable Rate Security - The rate shown is the rate in effect as of May 31, 2017.

▲	On May 31, 2017, the cost of investments for federal income tax purposes was approximately $345,705. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

FHLB	-	Federal Home Loan Banks
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
INS	-	Insured
LOC	-	Letter of Credit
SPA	-	Standby Purchase Agreement

Summary of Fair Value Exposure

United States generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, the types of securities included in Level 2 are U.S. Treasury bills and certain money market instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3	-	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The fair value levels are not necessarily an indication of the risk associated with investing in these securities.

As of May 31, 2017, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Municipal Debt	$—	$295,280	$—	$295,280
Other Municipal Securities	—	40,175	—	40,175
Non-Financial Commercial Paper	—	10,250	—	10,250
Total Investments	$—	$345,705	$—	$345,705

During the nine-month period ended May 31, 2017, there were no transfers between fair value levels, and the fund’s portfolio did not hold any securities deemed to be Level 3.

Schedule of Investments May 31, 2017 (unaudited), all dollars rounded to thousands (000 omitted)

Treasury Obligations Fund

DESCRIPTION	PAR	VALUE >
U.S. Treasury Debt - 36.9%
U.S. Treasury Notes
0.750%, 06/30/2017	$250,000	$250,029
0.875%, 07/15/2017	50,000	50,014
0.500%, 07/31/2017	100,000	99,976
1.039%, 07/31/2017 Δ	50,000	49,994
2.375%, 07/31/2017	50,000	50,145
0.625%, 08/31/2017	75,000	74,993
1.875%, 08/31/2017	50,000	50,146
0.875%, 10/15/2017	50,000	50,015
0.750%, 10/31/2017	375,000	374,993
1.130%, 10/31/2017 Δ	175,000	174,955
1.875%, 10/31/2017	125,000	125,517
0.875%, 11/15/2017	225,000	225,000
4.250%, 11/15/2017	35,000	35,550
0.625%, 11/30/2017	25,000	24,980
0.875%, 11/30/2017	150,000	150,032
2.250%, 11/30/2017	50,000	50,334
1.000%, 12/15/2017	50,000	50,026
0.750%, 12/31/2017	25,000	24,988
1.000%, 12/31/2017	50,000	50,050
2.750%, 12/31/2017	75,000	75,821
1.234%, 01/31/2018 Δ	430,000	430,127
1.152%, 04/30/2018 Δ	305,000	305,047
1.136%, 07/31/2018 Δ	230,000	230,021
1.132%, 10/31/2018 Δ	125,000	125,073
1.102%, 01/31/2019 Δ	220,000	220,130
1.032%, 04/30/2019 Δ	120,000	120,038
Total U.S. Treasury Debt (Cost $3,467,994)		3,467,994

U.S. Treasury Repurchase Agreements - 63.1%
Bank of Montreal
0.760%, dated 05/25/2017, matures 06/01/2017, repurchase price $150,022 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
Bank of Nova Scotia
0.800%, dated 05/31/2017, matures 06/01/2017, repurchase price $329,554 (collateralized by U.S. Treasury obligations: Total market value $336,141)	329,547	329,547
Credit Agricole Corporate & Investment Bank
0.790%, dated 05/31/2017, matures 06/01/2017, repurchase price $549,256 (collateralized by U.S. Treasury obligations: Total market value $560,235)	549,244	549,244
0.780%, dated 05/30/2017, matures 06/06/2017, repurchase price $150,023 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
Federal Reserve Bank of New York
0.750%, dated 05/31/2017, matures 06/01/2017, repurchase price $1,150,024 (collateralized by U.S. Treasury obligations: Total market value $1,150,024)	1,150,000	1,150,000
Goldman Sachs & Company
0.770%, dated 05/15/2017, matures 06/15/2017, repurchase price $250,166 (collateralized by U.S. Treasury obligations: Total market value $255,000)	250,000	250,000
HSBC Securities (USA) Inc.
0.770%, dated 05/25/2017, matures 06/01/2017, repurchase price $300,045 (collateralized by U.S. Treasury obligations: Total market value $306,004)	300,000	300,000

0.780%, dated 05/31/2017, matures 06/01/2017, repurchase price $452,010 (collateralized by U.S. Treasury obligations: Total market value $461,040)	452,000	452,000
0.780%, dated 05/30/2017, matures 06/06/2017, repurchase price $100,015 (collateralized by U.S. Treasury obligations: Total market value $102,001)	100,000	100,000
ING Financial Markets LLC
0.760%, dated 05/25/2017, matures 06/01/2017, repurchase price $300,044 (collateralized by U.S. Treasury obligations: Total market value $306,005)	300,000	300,000
0.770%, dated 05/30/2017, matures 06/05/2017, repurchase price $100,013 (collateralized by U.S. Treasury obligations: Total market value $102,004)	100,000	100,000
0.770%, dated 05/30/2017, matures 06/06/2017, repurchase price $100,015 (collateralized by U.S. Treasury obligations: Total market value $102,002)	100,000	100,000
0.780%, dated 05/31/2017, matures 06/07/2017, repurchase price $150,023 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
Merrill Lynch, Pierce, Fenner & Smith Incorporated
0.790%, dated 05/31/2017, matures 06/01/2017, repurchase price $150,003 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
Societe Generale
0.810%, dated 05/31/2017, matures 06/07/2017, repurchase price $200,032 (collateralized by U.S. Treasury obligations: Total market value $204,000)	200,000	200,000
0.810%, dated 05/31/2017, matures 06/07/2017, repurchase price $250,039 (collateralized by U.S. Treasury obligations: Total market value $255,000)	250,000	250,000
0.810%, dated 05/31/2017, matures 06/07/2017, repurchase price $200,032 (collateralized by U.S. Treasury obligations: Total market value $204,000)	200,000	200,000
0.810%, dated 05/31/2017, matures 06/07/2017, repurchase price $150,003 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
TD Securities (USA) LLC
0.790%, dated 05/31/2017, matures 06/01/2017, repurchase price $900,020 (collateralized by U.S. Treasury obligations: Total market value $918,000)	900,000	900,000
Total U.S. Treasury Repurchase Agreements (Cost $5,930,791)		5,930,791

Total Investments ▲ - 100.0% (Cost $9,398,785)		9,398,785
Other Assets and Liabilities, Net - 0.0%		(845)
Total Net Assets - 100.0%		$9,397,940

>	Investment securities held are stated at amortized cost (except for investment in other money market funds which are valued at their respective net asset values on the valuation date), which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the final maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined using prices supplied by the fund’s independent pricing services, which are compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market value and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened, and the board will determine what action, if any, to take. During the nine-month period ended May 31, 2017, the difference between the aggregate market value and the aggregate amortized cost of all securities in the fund did not exceed 0.25% on any day of the period.

Δ	Variable rate security - The rate shown is the rate in effect as of May 31, 2017.

▲	On May 31, 2017, the cost of investments for federal income tax purposes was approximately $9,398,785. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Summary of Fair Value Exposure

United States generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, the types of securities included in Level 2 are U.S. Treasury bills and certain money market instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3	-	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The fair value levels are not necessarily an indication of the risk associated with investing in these securities.

As of May 31, 2017, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
U.S. Treasury Repurchase Agreements	$—	$5,930,791	$—	$5,930,791
U.S. Treasury Treasury Debt	—	3,467,994	—	3,467,994
Total Investments	$—	$9,398,785	$—	$9,398,785

During the nine-month period ended May 31, 2017, there were no transfers between fair value levels, and the fund’s portfolio did not hold any securities deemed to be Level 3.

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements	Overnight and Continuous	Up to 30 Days	31-90 Days	Total
Repurchase Agreements
U.S. Treasury	$4,280,791	$1,650,000	$—	$5,930,791
Total Borrowings	$4,280,791	$1,650,000	$—	$5,930,791

Schedule of Investments May 31, 2017 (unaudited), all dollars rounded to thousands (000 omitted)

U.S. Treasury Money Market Fund

DESCRIPTION	PAR	VALUE >
U.S. Treasury Debt - 100.0%
U.S. Treasury Bills U
0.000%, 06/01/2017	$130,389	$130,389
0.605%, 06/08/2017	114,884	114,869
0.671%, 06/15/2017	88,721	88,696
0.713%, 06/22/2017	50,984	50,962
0.509%, 06/29/2017	25,000	24,990
0.746%, 07/06/2017	65,123	65,074
0.768%, 07/13/2017	47,500	47,456
0.776%, 07/20/2017	64,911	64,841
1.349%, 07/27/2017	96,904	96,788
0.828%, 08/03/2017	90,787	90,653
0.849%, 08/10/2017	21,605	21,569
0.640%, 08/17/2017	12,710	12,692
0.909%, 08/24/2017	582	581
U.S. Treasury Notes
0.875%, 06/15/2017	50,000	50,002
0.625%, 06/30/2017	5,000	5,000
1.039%, 07/31/2017 Δ	27,353	27,348
0.750%, 10/31/2017	16,966	16,969
1.130%, 10/31/2017 Δ	64,492	64,501
1.875%, 10/31/2017	6,015	6,044
0.875%, 11/15/2017	5,596	5,596
1.000%, 12/15/2017	4,881	4,886
0.875%, 01/15/2018	1,609	1,609
1.234%, 01/31/2018 Δ	34,081	34,110
2.750%, 02/28/2018	6,666	6,756
1.152%, 04/30/2018 Δ	22,323	22,348
1.136%, 07/31/2018 Δ	43,150	43,204
1.132%, 10/31/2018 Δ	11,700	11,719
1.102%, 01/31/2019 Δ	7,163	7,170
Total U.S. Treasury Debt (Cost $1,116,822)		$1,116,822

Total Investments ▲ - 100.0% (Cost $1,116,822)		$1,116,822
Other Assets and Liabilities, Net - 0.0%		(204)
Total Net Assets - 100.0%		$1,116,618

>	Investment securities held are stated at amortized cost (except for investment in other money market funds which are valued at their respective net asset values on the valuation date), which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the final maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined using prices supplied by the fund’s independent pricing services, which are compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market value and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened, and the board will determine what action, if any, to take. During the nine-month period ended May 31, 2017, the difference between the aggregate market value and the aggregate amortized cost of all securities in the fund did not exceed 0.25% on any day of the period.

U	Rate shown is the yield as of May 31, 2017.

Δ	Variable rate security - The rate shown is the rate in effect as of May 31, 2017.

▲	On May 31, 2017, the cost of investments for federal income tax purposes was approximately $1,116,822. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Summary of Fair Value Exposure

United States generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-

Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, the types of securities included in Level 2 are U.S. Treasury bills and certain money market instruments valued at amortized cost pursuant to Rule 2a-7.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3	-	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The fair value levels are not necessarily an indication of the risk associated with investing in these securities.

As of May 31, 2017, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
U.S. Treasury Debt	$—	$1,116,822	$—	$1,116,822
Total Investments	$—	$1,116,822	$—	$1,116,822

During the nine-month period ended May 31, 2017, there were no transfers between fair value levels, and the fund’s portfolio did not hold any securities deemed to be Level 3.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed here with.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date:	July 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date:	July 24, 2017

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date:	July 24, 2017